Acquisition and Disposition of Companies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Mineral property interests	$ 14,465	$ 10,496
Total	14,572	$ 10,532
American Innovative Minerals, LLC [Member]
Assets:
Mineral property interests	2,183
Total	2,183
Consideration paid for AIM in March 2017:
Cash	2,000
Obligation for deferred royalty payments	183
Total consideration	$ 2,183